Equity (Narrative) (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands			1 Months Ended			12 Months Ended
	Sep. 11, 2017 USD ($) $ / shares shares	Aug. 11, 2016 USD ($) $ / shares shares	May 25, 2016 USD ($) $ / shares shares	Feb. 21, 2016 USD ($) shares	Feb. 21, 2016 ILS (₪) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2011 USD ($) shares $ / shares	Dec. 31, 2017 ₪ / shares shares	Sep. 11, 2017 ₪ / shares shares	Dec. 31, 2016 ₪ / shares shares	Aug. 11, 2016 ₪ / shares shares	May 25, 2016 ₪ / shares shares	Dec. 31, 2015 shares	Dec. 31, 2011 ₪ / shares
Disclosure of classes of share capital [line items]
Par value | ₪ / shares									₪ 0.01		₪ 0.01
Shares issued									47,619,000		42,352,000			42,133,000
Shares issued, Value | $						$ 39,978,000	$ 31,397,000
NIS [Member]
Disclosure of classes of share capital [line items]
Exercise price | ₪ / shares									₪ 80.15		₪ 42.02
ADSs [Member] | Medtronic [Member] | Warrants [Member]
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 44.83
Shares issued	1,210,000									1,210,000
Private placement - 2011 [Member]
Disclosure of classes of share capital [line items]
Grant date fair value of options | $								$ 1,020
Fair value of options | $								995,000
Proceeds from options | $								825,000
Share capital and premium | $								$ 5,561,000
Private placement - 2011 [Member] | Leader Issuances (1993) Ltd. [Member]
Disclosure of classes of share capital [line items]
Non-marketable options								168,421
Private placement - 2011 [Member] | Phoenix Group [Member]
Disclosure of classes of share capital [line items]
Non-marketable options								800,000
Private placement - 2011 [Member] | Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Shares issued				134,421	134,421
Shares issued, Value | ₪					₪ 1,882
Private placement - 2011 [Member] | Ordinary shares [Member] | NIS [Member]
Disclosure of classes of share capital [line items]
Shares issued, Value | $				$ 481,000
Private placement - 2011 [Member] | Ordinary shares [Member] | Leader Issuances (1993) Ltd. [Member]
Disclosure of classes of share capital [line items]
Par value | ₪ / shares															₪ 0.01
Exercisable options								168,421
Options Term								five years
Exercise price | $ / shares								$ 3.88
Private placement - 2011 [Member] | Ordinary shares [Member] | Leader Issuances (1993) Ltd. [Member] | Warrants and Options [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding								421,053
Private placement - 2011 [Member] | Ordinary shares [Member] | Leader Issuances (1993) Ltd. [Member] | NIS [Member]
Disclosure of classes of share capital [line items]
Exercise price | ₪ / shares															14
Private placement - 2011 [Member] | Ordinary shares [Member] | Phoenix Group [Member]
Disclosure of classes of share capital [line items]
Par value | ₪ / shares															0.01
Exercisable options								800,000
Options Term								five years
Exercise price | $ / shares								$ 3.88
Private placement - 2011 [Member] | Ordinary shares [Member] | Phoenix Group [Member] | Warrants and Options [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding								2,000,000
Private placement - 2011 [Member] | Ordinary shares [Member] | Phoenix Group [Member] | NIS [Member]
Disclosure of classes of share capital [line items]
Exercise price | ₪ / shares															₪ 14
Private placement - 2016 [Member] | Medtronic [Member]
Disclosure of classes of share capital [line items]
Proceeds from issuance of shares | $	$ 40,000,000	$ 20,000,000	$ 11,911,000
Issuance expenses | $	$ 22,000	$ 249,000	$ 265,000
Private placement - 2016 [Member] | Ordinary shares [Member] | Medtronic [Member]
Disclosure of classes of share capital [line items]
Par value | ₪ / shares										₪ 0.01		₪ 0.01	₪ 0.01
Shares issued	2,080,212	1,831,384	2,085,984							2,080,212		1,831,384	2,085,984
Private placement - 2016 [Member] | Ordinary shares [Member] | Medtronic [Member] | Warrants [Member]
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 44.23
Shares issued	2,420,000									2,420,000
Private placement - 2016 [Member] | ADSs [Member] | Medtronic [Member]
Disclosure of classes of share capital [line items]
Par value | $ / shares		$ 21.84	$ 11.42
Price paid for the share/issuance price | $ / shares	$ 38.46
Shares issued	1,040,106	915,692	1,042,992							1,040,106		915,692	1,042,992
Private placement - 2016 [Member] | ADSs [Member] | Medtronic [Member] | Warrants [Member]
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 44.23
Shares issued	1,210,000									1,210,000